Government assistance (Tables)	12 Months Ended
Mar. 31, 2023
Disclosure Of Government Grants And Subsidies [Abstract]
Government grants
Government assistance recognized as a reduction of expenses is as follows:

	2023	2022
	$	$

Direct cost of revenues	653	1,144
General and administrative	681	545
Research and development	3,006	2,692
Sales and marketing	142	358

Total government assistance	4,482	4,739